Shareholders' Equity - Additional Information (Detail) - $ / shares	3 Months Ended
	Mar. 31, 2021	Dec. 31, 2020		Mar. 18, 2021	Feb. 10, 2021	Oct. 07, 2020
Funding Arrangement [Line Items]
Common stock, shares authorized		5,000,000
Common stock, par or stated value per share		$ 0.0001
Common stock, shares, issued		0
Common stock, shares, outstanding		0				3,187,500
Class of warrants or rights exercise price	$ 11.50	$ 11.50
Class of warrants or rights term	5 years	5 years
Preferred stock shares authorized	5,000,000	5,000,000
Preferred stock, par value	$ 0.0001	$ 0.0001
Preferred stock shares issued	0	0
Preferred stock shares outstanding	0	0
Percentage of the shares issuable on the percentage of the total paid up share capital	20.00%
Minimum [Member]
Funding Arrangement [Line Items]
Proposed offering, percentage		50.00%		50.00%
Public Warrants [Member]
Funding Arrangement [Line Items]
Public warrants period after which they are excercisable		30 days
Period after business combination within which securities must be registered	15 days	15 days
Period after business combination within which registration must be effective	60 days	60 days
Number of trading days after the date of notice for determining the fair market value of shares	10 days
Class of warrant or rights number of shares covered by each warrant or right	0.361
Class A Ordinary Shares
Funding Arrangement [Line Items]
Common stock, shares authorized	500,000,000	500,000,000
Common stock, par or stated value per share	$ 0.0001	$ 0.0001
Common stock, shares, issued	7,351,864	0
Common stock, shares, outstanding	7,351,864	0
Common stock shares voting rights	One vote	One vote
Shares subject to possible redemption	90,398,136	0
Issuance of Class B ordinary shares to Sponsor	97,750,000	0	[1],[2]
Class A Ordinary Shares | Public Warrants [Member]
Funding Arrangement [Line Items]
Number of consecutive trading days	20 days	20 days
Number of trading days after the date of notice for determining the fair market value of shares		10 days
Class of warrant or rights number of shares covered by each warrant or right		0.361
Class A Ordinary Shares | Public Warrants [Member] | Maximum [Member]
Funding Arrangement [Line Items]
Sale of stock issue price per share	$ 9.20	$ 9.20
Class A Ordinary Shares | Public Warrants [Member] | Minimum [Member]
Funding Arrangement [Line Items]
Proceeds from capital raising from business combination as a percentage of total proceeds	60.00%	60.00%
Class A Ordinary Shares | Public Warrants [Member] | Prospective Warrant Redemption [Member]
Funding Arrangement [Line Items]
Class of warrants or rights redemption price per unit of warrant	$ 0.01	$ 0.01
Class A Ordinary Shares | Public Warrants [Member] | Prospective Warrant Redemption [Member] | Maximum [Member]
Funding Arrangement [Line Items]
Newly issued share price	18.00
Class A Ordinary Shares | Public Warrants [Member] | Redemption Trigger Price Two [Member]
Funding Arrangement [Line Items]
Sale of stock issue price per share	9.20	9.20
Exercise price of warrants as a percentage of newly issued share price	1.80	1.80
Newly issued share price	$ 10.00	$ 10.00
Class of warrants or rights redemption price per unit of warrant	20 days	20 days
Number of trading days for share price determination	30 days	30 days
Class A Ordinary Shares | Public Warrants [Member] | Redemption Trigger Price Two [Member] | Prospective Warrant Redemption [Member]
Funding Arrangement [Line Items]
Class of warrants or rights redemption price per unit of warrant	$ 0.10	$ 0.10
Class of warrants or rights redemption price per unit of warrant	30 days	30 days
Class A Ordinary Shares | Public Warrants [Member] | Redemption Trigger Price One [Member]
Funding Arrangement [Line Items]
Exercise price of warrants as a percentage of newly issued share price	$ 1.15	$ 1.15
Newly issued share price	$ 18.00	$ 18.00
Class A Ordinary Shares | Private Warrants [Member]
Funding Arrangement [Line Items]
Lock in period of warrants	30 days	30 days
Class A Ordinary Shares | Private Warrants [Member] | Prospective Warrant Redemption [Member] | Maximum [Member]
Funding Arrangement [Line Items]
Newly issued share price	$ 18.00	$ 18.00
Class A Ordinary Shares | Private Warrants [Member] | Prospective Warrant Redemption [Member] | Minimum [Member]
Funding Arrangement [Line Items]
Newly issued share price	$ 10.00	$ 10.00
Class B Ordinary Shares
Funding Arrangement [Line Items]
Common stock, shares authorized	50,000,000	50,000,000	[1],[2]
Common stock, par or stated value per share	$ 0.0001	$ 0.0001	[1],[2]
Common stock, shares, issued	24,437,500	24,437,500	[1],[2]			2,875,000
Common stock, shares, outstanding	24,437,500	24,437,500	[1],[2]			2,875,000
Common stock subject to forfeiture during the period shares	3,187,500	3,187,500
Proposed offering, percentage	20.00%	20.00%
Common stock shares voting rights	One vote	One vote
Issuance of Class B ordinary shares to Sponsor	2,875,000	24,437,500	[1],[2]
Class B Ordinary Shares | Effect of Share Recapitalization [Member]
Funding Arrangement [Line Items]
Common stock, shares, outstanding					24,437,500

[1]	On February 10, 2021, the Company effected a share capitalization resulting in an aggregate of 24,437,500 Class B ordinary shares outstanding. All shares and associated amounts have been retroactively restated to reflect the share capitalization (see Note 5).
[2]	This number includes up to 3,187,500 Class B ordinary shares subject to forfeiture if the over-allotment option is not exercised in full or in part by the underwriters.